UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McCutchen Group, LLC
Address: 925 Fourth Avenue, Suite 2288
         Seattle, WA  98104

13F File Number:  028-14925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ms. Sara M. Taylor
Title:     Chief Compliance Officer
Phone:     206-816-6850

Signature, Place, and Date of Signing:

 /s/  Sara M. Taylor     Seattle, WA     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $109,218 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     7178   178655 SH       SOLE                   178655        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    10126   202687 SH       SOLE                   202687        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      981    12481 SH       SOLE                    12481        0        0
ISHARES TR                     RUSSELL 3000     464287689    13362   166220 SH       SOLE                   166220        0        0
ISHARES TR                     DJ US REAL EST   464287739     1256    19649 SH       SOLE                    19649        0        0
ISHARES TR                     S&PCITI1-3YRTB   464288125      254     2681 SH       SOLE                     2681        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2252    14513 SH       SOLE                    14513        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      279     2054 SH       SOLE                     2054        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     8655   132272 SH       SOLE                   132272        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      311     4084 SH       SOLE                     4084        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    14520   208328 SH       SOLE                   208328        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    31280   763300 SH       SOLE                   763300        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4733   118536 SH       SOLE                   118536        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    14031   444448 SH       SOLE                   444448        0        0